Fair Value Measurements (Details 1) - $ / shares	3 Months Ended
	Dec. 31, 2019	Dec. 18, 2019
Fair value of Units		$ 10.00
Public Warrants [Member]
Risk-free interest rate	0.85%
Expected volatility	15.00%
Exercise price	$ 11.50
Public Warrants [Member] | Minimum [Member]
Expected term (years)	1 year 6 months
Public Warrants [Member] | Maximum [Member]
Expected term (years)	6 years 6 months
Private Warrants [Member]
Risk-free interest rate	0.85%
Expected term (years)	6 years 6 months
Expected volatility	15.00%
Exercise price	$ 11.50